Executive Share-based Compensation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares	Dec. 31, 2019 USD ($) shares $ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation expense | $	$ 77,000,000	$ 29,000,000	$ 32,000,000
Commitment payments in cash | $	$ 0	$ 0
CEMEX Latam Holdings, S.A [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years
Share-based compensation shares issued	713,927	1,383,518	393,855
Share-based compensation shares expected to be issued	3,476,865
Weighted average price per granted shares | $ / shares	$ 0.25	$ 0.72	$ 1.31
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Own shares repurchased	16,511,882	11,546,350
CPO [Member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation program service period	4 years			4 years	3 years
Share-based compensation annual grant percentage	25.00%	25.00%
Share-based compensation shares issued	93,400,000	83,800,000	27,400,000
Share-based compensation shares issued			21,200,000
Share-based compensation shares expected to be issued	243,000,000.0
Weighted average price per granted shares | $ / shares	$ 0.8117	$ 0.3379	$ 0.6263
CPO [Member] | Bottom of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage				0.00%
CPO [Member] | Top of range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Share-based compensation annual grant percentage				200.00%